Expense Example - CAPITAL INCOME BUILDER	Oct. 31, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 632
Expense Example, with Redemption, 3 Years	753
Expense Example, with Redemption, 5 Years	885
Expense Example, with Redemption, 10 Years	1,270
Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	411
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	684
Expense Example, with Redemption, 10 Years	1,097
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	236
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	1,407
Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	239
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,163
Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	309
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	571
Expense Example, with Redemption, 10 Years	969
Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	314
Expense Example, with Redemption, 3 Years	450
Expense Example, with Redemption, 5 Years	598
Expense Example, with Redemption, 10 Years	1,028
Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	343
Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,635
Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,635
Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	393
Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	343
Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	$ 530